Consolidated Statement of Changes in Equity R$ in Thousands, $ in Thousands	BRL (R$)	Equity attributable to owners of parent [member] BRL (R$)	Share capital [member] BRL (R$)	Share issuance costs [member] BRL (R$)	Share-based compensation reserve for (granted) [member] BRL (R$)	Share-based compensation reserve for (vested) [member] BRL (R$)	Treasury shares BRL (R$)	Treasury shares USD ($)	Accumulated losses [member] BRL (R$)	Non-controlling shareholders BRL (R$)
Equity at beginning of the period at Dec. 31, 2020	R$ 4,785,317	R$ 4,785,317	R$ 4,961,988	R$ (141,173)	R$ 38,962				R$ (74,460)
Changes in equity [abstract]
Loss for the year	(118,754)	(118,754)							(118,754)
Share based compensation granted and issued	22,526	22,526			22,526
Share based compensation vested					(31,043)	R$ 31,043
Purchase of treasury shares	(23,880)	(23,880)					R$ (23,880)
Equity at end of the period at Dec. 31, 2021	4,665,209	4,665,209	4,961,988	(141,173)	30,445	31,043	(23,880)		(193,214)
Changes in equity [abstract]
Loss for the year	(54,573)	(54,573)							(54,573)
Share based compensation granted and issued	19,043	19,043			19,043
Share based compensation vested					(3,243)	3,243
Purchase of treasury shares	(23,880)						(23,880)
Equity at end of the period at Dec. 31, 2022	4,629,679	4,629,679	4,961,988	(141,173)	46,245	34,286	(23,880)		(247,787)
Changes in equity [abstract]
Loss for the year	(82,978)	(83,772)							(83,772)	R$ 794
Share based compensation granted and issued	13,382	13,382			13,382
Share based compensation vested					(4,286)		4,286
Purchase of treasury shares	(39,931)	(39,931)					(39,931)	$ (8,036)
Non-controlling shareholders	639									639
Equity at end of the period at Dec. 31, 2023	R$ 4,520,791	R$ 4,519,358	R$ 4,961,988	R$ (141,173)	R$ 55,341	R$ 34,286	R$ (59,525)		R$ (331,559)	R$ 1,433